Transparent Value Trust

330 Madison Avenue, 10th Floor

New York, NY 10017

July 8, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Transparent Value Trust (the “Registrant”)
File Nos. 033-159992; 811-22309
Filing Pursuant to Rule 497(e)

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement, dated July 1, 2015, to the Prospectus dated January 28, 2015, as supplemented January 28, 2015, February 27, 2015 and June 1, 2015, for the Transparent Value Large-Cap Aggressive Fund, Transparent Value Large-Cap Core Fund, Transparent Value Large-Cap Defensive Fund, Transparent Value Dividend Fund, Transparent Value Large-Cap Growth Fund, Transparent Value Large-Cap Market Fund, Transparent Value Large-Cap Value Fund, Transparent Value Directional Allocation Fund, Transparent Value Small-Cap Fund and Transparent Value SMID-Cap Directional Allocation Fund (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated July 8, 2015 in XBRL for the Funds.

If you have any questions regarding this filing, please contact Megan Hadley Koehler, Vice President and Senior Counsel with the Trust’s service provider, ALPS Fund Services, Inc., at 720-917-0585.

Sincerely,

/s/ Armen Arus
Armen Arus
President